6. Marketable Securities (Details - Unrealized losses) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Gross unrealized losses	$ (20,583)	$ 0
Marketable securities	1,080,837	311,586	$ 1,018,594	$ 256,004
InternationalEquities
Gross unrealized losses	(1,130)	0
Marketable securities	73,413	0
Equity Securities
Gross unrealized losses	(19,453)	0
Marketable securities	$ 821,065	$ 310,952